UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Brazil — 12.6%
161,600	Banco do Brasil SA (Banks)	$2,793,177
447,200	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	3,862,274
74,600	Banco Santander Brasil SA ADR (Banks)	993,672
107,800	BM&F Bovespa SA (Diversified Financials)	796,793
130,700	BR Malls Participacoes SA (Real Estate)	1,964,810
62,450	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	2,486,134
93,600	Klabin SA Preference Shares (Materials)	269,816
93,400	Metalurgica Gerdau SA Preference Shares (Materials)	1,651,547
271,400	Petroleo Brasileiro SA ADR (Energy)	9,878,960
501,500	Petroleo Brasileiro SA Preference Shares (Energy)	7,949,636
88,650	Suzano Papel e Celulose SA Preference Shares (Materials)	842,750
384,800	Vale SA ADR (Materials)	10,697,440
382,000	Vale SA Preference A Shares (Materials)	9,271,992

		53,459,001

Chile — 2.3%
1,587,951	Centros Comerciales Sudamericanos SA (Food & Staples Retailing)	8,088,268
235,782	S.A.C.I. Falabella (Retailing)	1,845,546

		9,933,814

China — 11.9%
27,801,000	Bank of China Ltd. Class H (Banks)	14,718,109
704,000	Bank of Communications Co. Ltd. Class H (Banks)	782,526
1,709,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	1,616,291
14,910,000	China Construction Bank Corp. Class H (Banks)	12,671,979
1,412,000	China Petroleum & Chemical Corp. Class H (Energy)	1,139,474
2,242,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	1,124,582
1,509,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,015,472
9,584,000	PetroChina Co. Ltd. Class H (Energy)	10,962,945
109,300	SINA Corp. Class H (Software & Services)*(a)	4,675,854

		50,707,232

Egypt — 2.9%
281,806	Commercial International Bank SAE (Banks)	1,921,946
344,259	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)	1,675,013
60,280	National Societe Generale Bank (Banks)	361,642
16,000	Orascom Construction Industries SAE (Capital Goods)	663,790
270,000	Pioneers Holding Co. (Diversified Financials)	161,995
9,631	Sixth of October Development & Investment Co. (Real Estate)*	140,250

Shares	Description	Value
Common Stocks — (continued)
Egypt — (continued)
4,187,852	Talaat Moustafa Group Holding (Real Estate)*	$5,310,635
687,493	Telecom Egypt SAE (Telecommunication Services)	2,049,564

		12,284,835

Hong Kong — 5.7%
3,192,000	Chaoda Modern Agriculture Holdings Ltd. (Food, Beverage & Tobacco)	3,433,290
1,464,000	China Mobile Ltd. (Telecommunication Services)	14,877,277
806,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	453,618
154,000	China Unicom (Hong Kong) Ltd. (Telecommunication Services)	210,244
1,623,000	Citic Pacific Ltd. (Capital Goods)	3,349,515
267,000	CNOOC Ltd. (Energy)	449,997
492,000	COSCO International Holdings Ltd. (Capital Goods)	267,039
215,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	997,875
618,000	TPV Technology Ltd. (Technology Hardware & Equipment)	390,948

		24,429,803

India — 6.6%
74,031	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,157,115
638,985	Federal Bank Ltd. (Banks)	4,777,099
813,053	Hindalco Industries Ltd. (Materials)	2,823,323
840,463	IDBI Bank Ltd. (Banks)	2,161,083
103,701	Indiabulls Financial Services Ltd. (Diversified Financials)	353,986
1,020,614	Indian Bank (Banks)	4,948,540
508,825	Indian Oil Corp. Ltd. (Energy)	3,969,167
96,067	Jubilant Organosys Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	738,774
9,820	LIC Housing Finance Ltd. (Banks)	240,959
293,634	Patni Computer Systems Ltd. (Software & Services)	2,977,007
40,620	Reliance Infrastructure Ltd. (Utilities)	973,560
147,831	Shipping Corp of India Ltd. (Transportation)	516,255
138,300	Tata Motors Ltd. (Capital Goods)	2,525,529

		28,162,397

Indonesia — 0.2%
227,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	890,687

Mexico — 8.9%
416,300	Alfa SAB de CV Class A (Capital Goods)	3,208,899
249,730	America Movil SAB de CV Series L ADR (Telecommunication Services)	12,389,105
666,590	Cemex SAB de CV ADR (Materials)*	6,292,610
37,090	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	2,540,665

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Mexico — (continued)
869,100	Empresas ICA SAB de CV (Capital Goods)*	$2,191,161
85,290	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	2,771,072
104,800	Grupo Bimbo SAB de CV Series A (Food, Beverage & Tobacco)	790,756
656,900	Grupo Carso SAB de CV Series A-1 (Capital Goods)	2,474,128
370,700	Grupo Famsa SAB de CV Class A (Retailing)*	527,197
526,100	Grupo Modelo SAB de CV (Food, Beverage & Tobacco)	2,843,166
92,100	Grupo Simec SAB de CV (Materials)*	207,387
582,900	Organizacion Soriana SAB de CV Class B (Food & Staples Retailing)	1,565,852

		37,801,998

Poland — 0.8%
8,792	Bank Zachodni WBK SA (Banks)	528,232
12,470	Eurocash SA (Food & Staples Retailing)	92,895
131,762	Polski Koncern Naftowy Orlen SA (Energy)*	1,676,990
719,302	Tauron Polska Energia SA (Utilities)*	1,198,057

		3,496,174

Russia — 8.6%
47,573,700	Federal Hydrogenerating Co. (Utilities)*	2,500,454
76,602	JSFC Sistema GDR (Telecommunication Services)	1,881,183
594,018	OAO Gazprom ADR (Energy)	12,834,798
29,197	OAO Lukoil ADR (Energy)	1,666,784
61,697	OAO Lukoil ADR (Energy)(a)	3,522,899
124,142	OAO Surgutneftegaz ADR (Energy)	1,253,834
4,892,484	OAO Surgutneftegaz Preference Shares (Energy)	2,229,131
15,106	OAO Tatneft ADR (Energy)	467,229
17,770	OAO Tatneft GDR (Energy)*	552,114
587,320	OJSC MMC Norilsk Nickel ADR (Materials)	9,561,569
2,935	OJSC Polymetal GDR (Materials)*	38,478

		36,508,473

South Africa — 4.0%
58,532	African Rainbow Minerals Ltd. (Materials)	1,372,834
500,734	AVI Ltd. (Food, Beverage & Tobacco)	1,715,959
526,236	Imperial Holdings Ltd. (Retailing)	6,953,395
77,262	Kumba Iron Ore Ltd. (Materials)	3,918,571
29,452	Massmart Holdings Ltd. (Food & Staples Retailing)	516,562
495,571	Metropolitan Holdings Ltd. (Insurance)	1,173,614
38,472	Mondi Ltd. (Materials)	273,176
30,946	Nedbank Group Ltd. (Banks)	573,719
68,464	Telkom South Africa Ltd. (Telecommunication Services)	320,079
26,322	Tongaat Hulett Ltd. (Food, Beverage & Tobacco)	387,863

		17,205,772

Shares	Description	Value
Common Stocks — (continued)
South Korea — 12.4%
166,840	Hanwha Chemical Corp. (Materials)	$2,719,384
25,359	Honam Petrochemical Corp. (Materials)	3,698,765
9,099	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,068,092
120,670	Hyundai Motor Co. Preference Shares (Automobiles & Components)	13,023,825
19,088	Hyundai Steel Co. Ltd. (Materials)	1,651,563
9,500	Kolon Corp. (Materials)	271,766
8,111	Korea Petrochemical Industrial Co. Ltd. (Materials)	464,557
221,790	KP Chemical Corp. (Materials)	2,134,957
12,564	Lotte Shopping Co. Ltd. (Retailing)	3,817,223
3,508	POSCO (Materials)	1,458,911
65,970	S&T Dynamics Co. Ltd. (Automobiles & Components)	1,067,529
29,047	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,923,532
14,905	Sindoh Co. Ltd. (Technology Hardware & Equipment)	622,367

		52,922,471

Taiwan — 14.6%
669,250	Asustek Computer, Inc. (Technology Hardware & Equipment)	5,043,773
3,811,000	AU Optronics Corp. (Technology Hardware & Equipment)	3,607,589
2,737,000	China Development Financial Holding Corp. (Banks)*	785,712
811,000	China Manmade Fibers Corp. (Materials)*	277,773
252,000	China Motor Corp. (Automobiles & Components)	158,482
49,000	Cyberlink Corp. (Software & Services)	204,092
110,000	Depo Auto Parts Industrial Co. Ltd. (Automobiles & Components)	297,090
5,626,000	Elitegroup Computer Systems Co. Ltd. (Technology Hardware & Equipment)	2,082,901
654,000	Eternal Chemical Co. Ltd. (Materials)	649,617
9,848,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	12,042,831
6,426,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	6,760,396
1,719,000	Hey Song Corp. (Food, Beverage & Tobacco)	1,339,717
14,119,880	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,381,875
1,166,574	Pegatron Corp. (Technology Hardware & Equipment)*	1,347,020
2,113,440	Pou Chen Corp. (Consumer Durables & Apparel)	1,613,863
1,891,080	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,560,179
1,595,000	Radium Life Tech Co. Ltd. (Real Estate)*	1,472,643

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
667,000	Sanyang Industry Co. Ltd. (Automobiles & Components)*	$312,760
8,324,000	Shinkong Synthetic Fibers Corp. (Materials)*	2,927,316
2,462,000	Systex Corp. (Software & Services)	3,594,329
2,020,000	Taishin Financial Holding Co. Ltd. (Banks)*	898,699
2,634,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,168,464
3,421,000	Universal Scientific Industrial Co. Ltd. (Technology Hardware & Equipment)*	2,220,632
2,282,000	USI Corp. (Materials)*	1,554,604

		62,302,357

Thailand — 0.1%
215,200	Thai Airways International PCL (Transportation)	230,882

Turkey — 5.0%
414,625	Akbank TAS (Banks)	2,295,152
111,888	Aygaz AS (Utilities)	493,197
532,017	Koc Holding AS (Capital Goods)	2,097,489
625,827	Turkiye Garanti Bankasi AS (Banks)	3,237,863
2,609,357	Turkiye Is Bankasi AS Class C (Banks)	9,783,255
2,324,832	Turkiye Sinai Kalkinma Bankasi AS (Banks)	3,180,686
107,660	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	308,303

		21,395,945

Ukraine — 0.1%
24,523	Kernel Holding SA (Food, Beverage & Tobacco)*	502,495

TOTAL COMMON STOCKS		$412,234,336

Exchange Traded Fund — 2.0%
203,413	iShares MSCI Emerging Markets Index Fund	$8,421,298

Shares	Rate	Value
Short-term Investment(b) — 0.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
30,933	0.112%	$30,933

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$420,686,567

Securities Lending Reinvestment Vehicle(b)(c) — 0.5%
Boston Global Investment Trust — Enhanced Portfolio II
2,203,876	1.001%	$2,203,876

TOTAL INVESTMENTS — 99.2%		$422,890,443

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,241,553

NET ASSETS — 100.0%		$426,131,996

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(c) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$388,180,982

Gross unrealized gain	38,756,096
Gross unrealized loss	(4,046,635)

Net unrealized security gain	$34,709,461

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Australia — 3.5%
27,130	AGL Energy Ltd. (Utilities)	$363,076
52,380	ASX Ltd. (Diversified Financials)	1,371,743
47,674	Bendigo and Adelaide Bank Ltd. (Banks)	353,878
5,101	BHP Billiton Ltd. (Materials)	185,168
77,617	Billabong International Ltd. (Consumer Durables & Apparel)	640,287
451,692	Boral Ltd. (Materials)	1,735,030
102,224	Caltex Australia Ltd. (Energy)	949,760
468,442	CFS Retail Property Trust (REIT)	797,238
174,906	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,815,516
218,504	Commonwealth Bank of Australia (Banks)	10,424,381
1,330,291	Dexus Property Group (REIT)	982,642
1,089,711	Foster’s Group Ltd. (Food, Beverage & Tobacco)	5,689,823
147,760	Intoll Group (Transportation)	196,237
386,937	MAp Group (Transportation)	1,038,278
266,267	Metcash Ltd. (Food & Staples Retailing)	1,072,060
138,600	National Australia Bank Ltd. (Banks)	3,161,552
203,875	OneSteel Ltd. (Materials)	552,833
5,671,528	OZ Minerals Ltd. (Materials)*	6,341,534
108,398	QBE Insurance Group Ltd. (Insurance)	1,638,350
199,201	Rio Tinto Ltd. (Materials)	12,785,527
503,539	Tabcorp Holdings Ltd. (Consumer Services)	3,122,450
7,502	Wesfarmers Ltd. PPS (Food & Staples Retailing)	211,830
248,637	Westfield Group (REIT)	2,750,307
533,625	Westpac Banking Corp. (Banks)	11,604,143
162,410	WorleyParsons Ltd. (Energy)	3,403,046

		73,186,689

Austria — 1.2%
108,149	Erste Group Bank AG (Banks)	4,328,345
264,486	OMV AG (Energy)	8,843,360
116,617	Raiffeisen International Bank Holding AG (Banks)(a)	5,289,938
80,291	Vienna Insurance Group (Insurance)	3,807,562
116,880	Voestalpine AG (Materials)	3,736,623

		26,005,828

Belgium — 4.8%
1,614,616	Ageas SA (Insurance)	4,423,763
531,810	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	28,171,761
245,672	Delhaize Group SA (Food & Staples Retailing)	18,138,140
750,761	Dexia SA (Banks)*(a)	3,671,769
16,674	Groupe Bruxelles Lambert SA (Diversified Financials)	1,294,433
173,376	KBC Groep NV (Banks)*	7,631,078
21,327	Mobistar SA (Telecommunication Services)	1,229,676
183,087	Solvay SA (Materials)	17,915,064
186,588	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,017,178

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
381,652	Umicore NV (Materials)	$12,870,983

		101,363,845

China — 0.1%
1,605,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	1,130,118
1,179,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	1,259,325

		2,389,443

Denmark — 0.7%
113,310	Carlsberg A/S Class B (Food, Beverage & Tobacco)	10,030,660
18,691	Coloplast A/S Class B (Health Care Equipment & Services)	1,940,144
122,485	Danske Bank A/S (Banks)*	2,876,493

		14,847,297

France — 9.5%
38,508	Alstom SA (Capital Goods)	2,014,382
413,734	AXA SA (Insurance)	7,596,136
280,437	BNP Paribas SA (Banks)	19,169,992
41,337	Bouygues SA (Capital Goods)	1,744,610
80,870	Christian Dior SA (Consumer Durables & Apparel)	8,753,865
147,616	CNP Assurances SA (Insurance)	3,048,084
14,592	Compagnie Generale des Etablissements Michelin SCA Class B (Automobiles & Components)	1,110,485
164,280	Credit Agricole SA (Banks)	2,242,207
11,044	Danone SA (Food, Beverage & Tobacco)	619,071
19,170	Fonciere Des Regions SA (REIT)(a)	1,749,775
1,759,100	France Telecom SA (Telecommunication Services)	36,792,644
178,276	GDF Suez SA (Utilities)	5,909,548
252,010	Lagardere SCA (Media)	9,278,460
104,126	Legrand SA (Capital Goods)	3,389,421
21,695	L’Oreal SA (Household & Personal Products)	2,273,901
148,373	M6 Metropole Television SA (Media)	3,288,079
8,271	Pernod-Ricard SA (Food, Beverage & Tobacco)	646,574
245,156	PSA Peugeot Citroen SA (Automobiles & Components)*	7,269,433
289,386	Renault SA (Automobiles & Components)*	12,939,617
204,160	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)	11,868,324
8,501	Schneider Electric SA (Capital Goods)	978,456
215,993	SCOR SE (Insurance)	4,737,077
134,870	Societe Television Francaise 1 (Media)	2,144,687
28,688	Sodexo SA (Consumer Services)	1,806,238
95,665	Technip SA (Energy)	6,368,272
561,308	Total SA (Energy)	28,335,678
8,343	Unibail-Rodamco SE (REIT)	1,644,832
43,151	Veolia Environnement (Utilities)	1,145,482

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
33,986	Vinci SA (Capital Goods)	$1,645,168
415,592	Vivendi SA (Media)	9,968,040

		200,478,538

Germany — 10.4%
20,834	Adidas AG (Registered) (Consumer Durables & Apparel)	1,130,096
105,779	Allianz SE (Registered) (Insurance)	12,284,087
165,821	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	9,545,150
168,765	Celesio AG (Health Care Equipment & Services)	3,944,409
948,944	Commerzbank AG (Banks)*(a)	8,590,332
47,696	Daimler AG (Registered) (Automobiles & Components)*	2,576,632
315,582	Deutsche Bank AG (Registered) (Diversified Financials)	22,035,881
318,896	Deutsche Post AG (Registered) (Transportation)	5,556,480
1,504,858	E.ON AG (Utilities)	45,010,499
30,716	Fresenius SE Preference Shares (Health Care Equipment & Services)	2,183,640
138,494	GEA Group AG (Capital Goods)	3,143,392
90,228	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	4,481,182
55,629	Hochtief AG (Capital Goods)	3,609,263
550,135	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	3,722,963
36,928	Metro AG (Food & Staples Retailing)	2,051,307
64,261	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	8,917,098
123,601	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	6,286,945
329,615	RWE AG (Utilities)	23,280,193
344,017	SAP AG (Software & Services)	15,716,325
262,333	Siemens AG (Registered) (Capital Goods)	25,661,510
221,664	Suedzucker AG (Food, Beverage & Tobacco)(a)	4,276,363
371,569	TUI AG (Consumer Services)*(a)	3,924,345
25,397	Volkswagen AG Preference Shares (Automobiles & Components)(a)	2,408,644

		220,336,736

Hong Kong — 4.2%
54,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	495,595
2,354,500	BOC Hong Kong (Holdings) Ltd. (Banks)	6,053,991
70,000	Cathay Pacific Airways Ltd. (Transportation)	156,083
702,000	Cheung Kong Holdings Ltd. (Real Estate)	8,486,141
1,288,000	CLP Holdings Ltd. (Utilities)	9,517,689

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,053,236	Esprit Holdings Ltd. (Retailing)	$6,619,042
731,000	Hang Lung Group Ltd. (Real Estate)	4,293,417
330,000	Hang Lung Properties Ltd. (Real Estate)	1,379,137
80,600	Hang Seng Bank Ltd. (Banks)	1,117,246
132,000	Henderson Land Development Co. Ltd. (Real Estate)	821,954
415,500	Hong Kong Electric Holdings Ltd. (Utilities)	2,516,878
185,800	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	3,059,884
1,468,000	Hutchison Whampoa Ltd. (Capital Goods)	9,713,300
534,000	Li & Fung Ltd. (Retailing)	2,457,229
1,927,327	New World Development Ltd. (Real Estate)	3,451,208
701,200	Sands China Ltd. (Consumer Services)*	1,086,972
83,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,221,198
890,500	Swire Pacific Ltd. Class A (Real Estate)	10,839,324
44,000	Television Broadcasts Ltd. (Media)	204,177
793,516	The Link REIT (REIT)	2,062,561
829,000	The Wharf (Holdings) Ltd. (Real Estate)	4,541,749
1,210,000	Wheelock & Co. Ltd. (Real Estate)	3,774,110
17,500	Wing Hang Bank Ltd. (Banks)	189,197
956,800	Wynn Macau Ltd. (Consumer Services)*	1,635,058
582,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,895,047

		87,588,187

Ireland — 0.5%
322,767	CRH PLC (Materials)	6,699,226
105,196	Kerry Group PLC Class A (Food, Beverage & Tobacco)	3,358,508

		10,057,734

Israel — 0.8%
301,097	Bank Hapoalim BM (Banks)*	1,215,211
333,430	Bank Leumi Le-Israel BM (Banks)*	1,415,236
204,575	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	451,883
826	Delek Group Ltd. (Capital Goods)	191,913
29,394	Discount Investment Corp. (Registered) (Capital Goods)	556,669
45,747	Israel Chemicals Ltd. (Materials)	563,466
29,511	Israel Discount Bank Ltd. Class A (Banks)*	53,812
142,198	Makhteshim Agan Industries Ltd. (Materials)	498,557
27,684	Mizrahi Tefahot Bank Ltd. (Banks)*	227,875
27,669	Partner Communications Co. Ltd. (Telecommunication Services)	459,535
198,549	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	9,699,119
733	The Israel Corp. Ltd. (Materials)*	548,806

		15,882,082

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — 1.4%
135,758	Fiat SpA (Automobiles & Components)	$1,738,683
216,779	Finmeccanica SpA (Capital Goods)	2,379,734
6,155,151	Parmalat SpA (Food, Beverage & Tobacco)	14,895,837
1,221,438	Telecom Italia RSP (Telecommunication Services)	1,269,483
6,659,108	Telecom Italia SpA (Telecommunication Services)	8,475,329

		28,759,066

Japan — 19.7%
116,700	Aeon Co. Ltd. (Food & Staples Retailing)	1,249,095
2,098,000	Amada Co. Ltd. (Capital Goods)	13,673,818
436,000	Asahi Glass Co. Ltd. (Capital Goods)	4,440,263
1,344,000	Asahi Kasei Corp. (Materials)	7,020,276
484,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	16,393,171
56,300	Bridgestone Corp. (Automobiles & Components)	1,005,925
410,900	Brother Industries Ltd. (Technology Hardware & Equipment)	4,403,422
270,600	Canon, Inc. (Technology Hardware & Equipment)	11,721,240
754	Central Japan Railway Co. (Transportation)	6,132,803
144,000	Cosmo Oil Co. Ltd. (Energy)	342,858
32,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	386,251
172,700	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,293,273
135,300	Daito Trust Construction Co. Ltd. (Real Estate)	7,375,548
57,000	Daiwa House Industry Co. Ltd. (Real Estate)	559,792
983,000	Daiwa Securities Group, Inc. (Diversified Financials)	4,250,148
9,300	East Japan Railway Co. (Transportation)	597,698
13,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	470,453
608,400	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*(a)	9,137,944
685,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	1,903,178
332,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	1,824,162
2,924	Fuji Media Holdings, Inc. (Media)	4,238,081
171,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	5,346,868
384,000	Fujitsu Ltd. (Technology Hardware & Equipment)	2,721,295
93,000	Fukuoka Financial Group, Inc. (Banks)	386,659
123,000	Furukawa Electric Co. Ltd. (Capital Goods)	546,938
70,000	Hino Motors Ltd. (Capital Goods)	307,309
110,900	Hitachi Chemical Co. Ltd. (Materials)	2,202,123

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
805,000	Hitachi Ltd. (Technology Hardware & Equipment)*	$3,340,844
15,400	Hokkaido Electric Power Co., Inc. (Utilities)	329,801
48,100	Hokuriku Electric Power Co. Ltd. (Utilities)	1,064,471
1,096,400	Honda Motor Co. Ltd. (Automobiles & Components)	34,688,409
17,900	Idemitsu Kosan Co. Ltd. (Energy)	1,333,106
80	Inpex Corp. (Energy)(a)	391,348
435,200	ITOCHU Corp. (Capital Goods)	3,387,132
911	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	2,931,931
40,700	JFE Holdings, Inc. (Materials)	1,258,734
30,200	JSR Corp. (Materials)	526,686
1,193,600	JX Holdings, Inc. (Energy)*	6,465,708
516,000	Kaneka Corp. (Materials)	3,186,629
240,300	Kao Corp. (Household & Personal Products)	5,682,280
237	KDDI Corp. (Telecommunication Services)	1,155,408
84,000	Keisei Electric Railway Co. Ltd. (Transportation)	506,318
141,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	1,476,977
39,000	Kuraray Co. Ltd. (Materials)	487,927
36,100	Mabuchi Motor Co. Ltd. (Capital Goods)	1,812,680
101,800	Makita Corp. (Capital Goods)	2,927,962
212,000	Marubeni Corp. (Capital Goods)	1,137,463
241,600	Marui Group Co. Ltd. (Retailing)	1,694,679
2,387,000	Mazda Motor Corp. (Automobiles & Components)	5,764,610
96,800	Mitsubishi Corp. (Capital Goods)	2,089,163
362,000	Mitsubishi Electric Corp. (Capital Goods)	3,149,195
94,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	526,588
698,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,461,844
21,010	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	737,253
62,400	Mitsui & Co. Ltd. (Capital Goods)	800,576
508,000	Mitsui Chemicals, Inc. (Materials)	1,502,050
172,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	357,579
481,000	Mitsui OSK Lines Ltd. (Transportation)	3,250,872
146,700	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	2,449,188
3,451,100	Mizuho Financial Group, Inc. (Banks)(a)	5,594,397
242,000	Mizuho Securities Co. Ltd. (Diversified Financials)	549,016
186,000	NEC Corp. (Technology Hardware & Equipment)	501,214
232	Nippon Building Fund, Inc. (REIT)	1,974,342
85,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,080,179

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,138,000	Nippon Express Co. Ltd. (Transportation)	$8,669,044
1,516,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	3,726,398
505,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	21,008,042
467,000	Nippon Yusen Kabushiki Kaisha (Transportation)	1,972,574
1,125,200	Nissan Motor Co. Ltd. (Automobiles & Components)*	8,614,898
563,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	6,876,690
999,000	Nisshin Steel Co. Ltd. (Materials)	1,674,799
69,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	713,292
18,000	Nitto Denko Corp. (Materials)	622,737
538,000	NKSJ Holdings, Inc. (Insurance)*	3,144,742
344,600	Nomura Holdings, Inc. (Diversified Financials)	1,937,790
86	Nomura Real Estate Office Fund, Inc. (REIT)	453,713
57,000	NSK Ltd. (Capital Goods)	404,543
123	NTT Data Corp. (Software & Services)	447,491
1,079	NTT DoCoMo, Inc. (Telecommunication Services)	1,714,236
19,370	ORIX Corp. (Diversified Financials)	1,520,851
3,198,000	Osaka Gas Co. Ltd. (Utilities)	11,803,407
5,100	Otsuka Corp. (Software & Services)	332,063
803,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	11,090,123
84,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,337,745
134,200	Sapporo Hokuyo Holdings, Inc. (Banks)	635,702
173,300	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	2,548,653
125,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	843,361
102,000	Sekisui House Ltd. (Consumer Durables & Apparel)	903,484
56,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,358,151
16,800	Shin-Etsu Chemical Co. Ltd. (Materials)	834,727
459,000	Shinsei Bank Ltd. (Banks)*(a)	422,221
883,100	Sojitz Corp. (Capital Goods)	1,400,552
119,700	Sony Corp. (Consumer Durables & Apparel)	3,744,869
74,000	Stanley Electric Co. Ltd. (Automobiles & Components)	1,278,771
937,500	Sumitomo Corp. (Capital Goods)	9,950,162
451,600	Sumitomo Electric Industries Ltd. (Capital Goods)	5,267,370
110,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,462,980
140,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,333,184

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
214,700	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	$2,122,048
57,000	Suruga Bank Ltd. (Banks)	512,708
28,200	Suzuken Co. Ltd. (Health Care Equipment & Services)	985,919
249,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,439,989
18,100	TDK Corp. (Technology Hardware & Equipment)	1,090,631
159,000	Teijin Ltd. (Materials)	505,142
2,491,000	The Bank of Yokohama Ltd. (Banks)	11,463,873
101,000	The Chiba Bank Ltd. (Banks)	616,342
169,000	The Nishi — Nippon City Bank Ltd. (Banks)	490,887
798,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	4,416,213
92,000	Toho Gas Co. Ltd. (Utilities)	464,154
154,400	Tokio Marine Holdings, Inc. (Insurance)	4,221,275
11,700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	627,515
74,000	Tokyo Gas Co. Ltd. (Utilities)	335,564
720,000	Tokyu Land Corp. (Real Estate)	2,614,094
531,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,369,776
1,023,000	Tosoh Corp. (Materials)	2,732,280
43,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	927,831
196,300	Toyota Motor Corp. (Automobiles & Components)	6,890,899
2,702	West Japan Railway Co. (Transportation)	9,990,519
164,600	Yamaha Corp. (Consumer Durables & Apparel)	1,824,066
38,400	Yamato Kogyo Co. Ltd. (Materials)	933,863

		416,130,103

Luxembourg — 0.5%
328,027	ArcelorMittal SA (Materials)	10,042,463

Netherlands — 11.0%
422,746	Akzo Nobel NV (Materials)	24,878,716
79,968	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,566,617
67,409	Corio NV (REIT)	3,957,014
243,218	Heineken Holding NV (Food, Beverage & Tobacco)	9,536,014
166,647	Heineken NV (Food, Beverage & Tobacco)	7,542,556
2,815,839	ING Groep NV CVA (Diversified Financials)*	27,003,579
243,470	Koninklijke Ahold NV (Food & Staples Retailing)	3,126,409
980,878	Koninklijke DSM NV (Materials)	46,509,616
627,359	Koninklijke KPN NV (Telecommunication Services)(a)	8,717,698
308,082	Koninklijke Philips Electronics NV (Capital Goods)	9,577,332

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
1,026,013	Royal Dutch Shell PLC Class A (Energy)(a)	$28,289,818
888,284	Royal Dutch Shell PLC Class B (Energy)	23,467,842
306,610	TNT NV (Transportation)	9,139,254
960,626	Unilever NV CVA (Food, Beverage & Tobacco)	28,254,397

		232,566,862

New Zealand — 0.0%
464,285	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	669,745

Norway — 1.1%
363,734	DnB NOR ASA (Banks)	4,500,919
617,327	Norsk Hydro ASA (Materials)	3,310,652
180,738	Orkla ASA (Capital Goods)	1,495,928
417,986	Statoil ASA (Energy)	8,453,878
341,689	Telenor ASA (Telecommunication Services)	5,258,571

		23,019,948

Singapore — 1.8%
429,000	Ascendas Real Estate Investment Trust (REIT)	669,909
497,000	CapitaMall Trust (REIT)	699,349
396,000	ComfortDelgro Corp. Ltd. (Transportation)	467,165
356,000	DBS Group Holdings Ltd. (Banks)	3,778,392
1,230,000	Fraser and Neave Ltd. (Capital Goods)	4,975,534
5,721,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	2,424,647
136,523	Jardine Cycle & Carriage Ltd. (Retailing)	3,599,906
62,000	Keppel Corp. Ltd. (Capital Goods)	426,591
179,000	Olam International Ltd. (Food & Staples Retailing)	370,942
753,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,011,039
227,000	SembCorp Industries Ltd. (Capital Goods)	705,879
84,000	SembCorp Marine Ltd. (Capital Goods)	247,742
125,520	Singapore Airlines Ltd. (Transportation)	1,444,137
1,808,780	Singapore Telecommunications Ltd. (Telecommunication Services)	4,157,415
370,000	United Overseas Bank Ltd. (Banks)	5,412,798
1,026,000	UOL Group Ltd. (Real Estate)	2,987,251

		37,378,696

Spain — 2.9%
470,447	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,308,647
623,722	Banco de Sabadell SA (Banks)	3,541,704
157,511	Banco Popular Espanol SA (Banks)	1,040,712
2,507,411	Banco Santander SA (Banks)	32,574,033
106,140	Bankinter SA (Banks)	793,597
49,643	Fomento de Construcciones y Contratas SA (Capital Goods)	1,288,503
2,027,114	Iberdrola SA (Utilities)	14,263,643

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
18,111	Industria de Diseno Textile SA (Retailing)	$1,198,076

		61,008,915

Sweden — 6.2%
587,095	Alfa Laval AB (Capital Goods)	9,094,158
172,701	Assa Abloy AB Class B (Capital Goods)	3,817,816
209,051	Electrolux AB Class B (Consumer Durables & Apparel)	4,664,853
232,978	Hennes & Mauritz AB Class B (Retailing)	7,343,963
48,779	Holmen AB Class B (Materials)	1,280,532
798,700	Investor AB Class B (Diversified Financials)	15,046,345
3,162,553	Nordea Bank AB (Banks)	31,562,901
230,657	Sandvik AB (Capital Goods)	2,980,911
1,404,232	Skandinaviska Enskilda Banken AB Class A (Banks)	9,637,917
781,426	Skanska AB Class B (Capital Goods)	13,215,870
160,755	SKF AB Class B (Capital Goods)	3,067,269
121,286	Svenska Cellulosa AB Class B (Materials)	1,749,535
135,608	Svenska Handelsbanken AB Class A (Banks)	3,885,873
65,190	Swedish Match AB (Food, Beverage & Tobacco)	1,538,832
475,903	Tele2 AB Class B (Telecommunication Services)	8,441,943
1,755,414	TeliaSonera AB (Telecommunication Services)	12,693,241
123,938	Volvo AB Class B (Capital Goods)*	1,544,593

		131,566,552

Switzerland — 4.1%
435,995	ABB Ltd. (Registered) (Capital Goods)*	8,800,905
93,408	Adecco SA (Registered) (Commercial & Professional Services)	4,762,471
63,797	Baloise Holding AG (Registered) (Insurance)	5,111,737
333,964	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	13,038,524
624,814	GAM Holding Ltd. (Diversified Financials)*	7,227,588
51,892	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,035,260
13,034	Nestle SA (Registered) (Food, Beverage & Tobacco)	644,231
38,591	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)	650,183
172,336	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,377,799
14,796	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,923,865
22,977	Schindler Holding AG (Capital Goods)	2,060,716

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
1,130,944	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	$9,286,873
27,670	Swiss Life Holding AG (Registered) (Insurance)*	2,907,547
629,441	Xstrata PLC (Materials)	10,012,661
28,538	Zurich Financial Services AG (Insurance)	6,660,118

		85,500,478

United Kingdom — 13.9%
146,363	Anglo American PLC (Materials)*	5,787,372
479,888	Associated British Foods PLC (Food, Beverage & Tobacco)	7,728,925
690,162	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	34,604,682
1,900,870	Aviva PLC (Insurance)	10,644,555
3,149,353	BAE Systems PLC (Capital Goods)	15,440,642
1,980,836	Barclays PLC (Banks)	10,259,337
49,318	BHP Billiton PLC (Materials)	1,510,834
15,700	BP PLC (Energy)	100,403
494,499	BP PLC ADR (Energy)(b)	19,023,377
165,454	Eurasian Natural Resources Corp. PLC (Materials)	2,350,868
242,646	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	8,533,860
3,376,416	HSBC Holdings PLC (Banks)	34,335,576
395,897	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	11,202,560
818,218	International Power PLC (Utilities)	4,587,604
1,622,117	J Sainsbury PLC (Food & Staples Retailing)	8,749,501
73,652	Johnson Matthey PLC (Materials)	1,953,411
404,900	Kazakhmys PLC (Materials)	7,715,212
497,352	Land Securities Group PLC (REIT)	4,776,216
1,013,466	Legal & General Group PLC (Insurance)	1,422,714
8,906,816	Lloyds Banking Group PLC (Banks)*	9,613,286
1,063,888	Man Group PLC (Diversified Financials)	3,624,456
126,545	Pearson PLC (Media)	1,967,436
266,358	Rio Tinto PLC (Materials)	13,785,555
5,370,921	Royal Bank of Scotland Group PLC (Banks)*	4,204,822
51,639	Scottish & Southern Energy PLC (Utilities)	898,536
202,701	Severn Trent PLC (Utilities)	4,163,626
4,859,870	Thomas Cook Group PLC (Consumer Services)	13,869,191
478,542	Tomkins PLC (Capital Goods)	2,430,012
765,496	TUI Travel PLC (Consumer Services)	2,526,091
205,875	United Utilities Group PLC (Utilities)	1,889,653
66,798	Vedanta Resources PLC (Materials)	2,557,263
841,107	Vodafone Group PLC ADR (Telecommunication Services)	19,749,192
256,413	Vodafone Group PLC (Telecommunication Services)	597,877

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
3,667,612	WM Morrison Supermarkets PLC (Food & Staples Retailing)	$15,251,403
579,204	WPP PLC (Media)	6,159,177

		294,015,225

TOTAL COMMON STOCKS		$2,072,794,432

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Australia — 0.0%
112,367	Boral Ltd. (Materials)	08/10	$14,822

Shares	Rate	Value
Short-term Investment(c) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
34,592,717	0.112%	$34,592,717

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$2,107,401,971

Securities Lending Reinvestment Vehicle(c)(d) — 2.4%
Boston Global Investment Trust — Enhanced Portfolio II
50,529,204	1.001%	$50,529,204

TOTAL INVESTMENTS — 102.3%		$2,157,931,175

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(49,254,754)

NET ASSETS — 100.0%		$2,108,676,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
PPS	— Price-Protected Shares
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	472	September 2010	$16,884,133	$541,874
FTSE 100 Index	96	September 2010	7,900,984	80,064
MSCI Singapore Index	1	August 2010	51,699	200
SPI 200 Index	31	September 2010	3,129,199	47,296
TSE TOPIX Index	76	September 2010	7,450,894	131,636

TOTAL				$801,070

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,212,164,076

Gross unrealized gain	52,519,928
Gross unrealized loss	(106,752,829)

Net unrealized security loss	$(54,232,901)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNTIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Australia — 8.6%
142,629	Abacus Property Group (REIT)	$53,527
71,816	Aditya Birla Minerals Ltd. (Materials)*	57,891
185,911	Ansell Ltd. (Health Care Equipment & Services)	2,161,010
93,796	Aquila Resources Ltd. (Energy)*	630,555
96,940	Aspen Group (REIT)	42,122
778,943	Astro Japan Property Group (REIT)	211,573
45,371	Atlas Iron Ltd. (Materials)*	82,840
340,472	Austar United Communications Ltd. (Media)*	289,925
491,705	Austereo Group Ltd. (Media)	741,591
442,890	Australian Infrastructure Fund (Transportation)	722,788
317,457	Boart Longyear Group (Capital Goods)*	879,878
56,800	Bradken Ltd. (Capital Goods)	395,756
22,093	BT Investment Management Ltd. (Diversified Financials)	53,052
99,993	Bunnings Warehouse Property Trust (REIT)	172,379
42,488	Cabcharge Australia Ltd. (Commercial & Professional Services)	173,051
75,911	Centennial Coal Co. Ltd. (Energy)	411,988
267,468	Centro Retail Group (REIT)*	41,122
466,728	Challenger Financial Services Group Ltd. (Diversified Financials)	1,488,620
663,396	Charter Hall Office REIT (REIT)	147,457
741,548	Charter Hall Retail REIT (REIT)	356,636
364,698	Commonwealth Property Office Fund (REIT)	305,852
100,068	Dominion Mining Ltd. (Materials)	202,037
85,099	Downer EDI Ltd. (Commercial & Professional Services)	383,073
75,767	Duet Group (Utilities)	112,177
134,220	Emeco Holdings Ltd. (Capital Goods)	82,042
531,700	Envestra Ltd. (Utilities)	243,421
78,166	Fleetwood Corp. Ltd. (Automobiles & Components)	684,347
7,100	GUD Holdings Ltd. (Consumer Durables & Apparel)	60,184
70,180	Hills Industries Ltd. (Capital Goods)	140,265
215,102	Independence Group NL (Materials)	1,093,063
163,225	ING Industrial Fund (REIT)	65,846
851,409	ING Office Fund (Real Estate)	466,943
53,757	Kingsgate Consolidated Ltd. (Materials)	476,783
73,460	Medusa Mining Ltd. (Materials)*	257,784
431,993	Minara Resources Ltd. (Materials)*	320,737
242,232	Mincor Resources NL (Materials)	435,326
14,901	Monadelphous Group Ltd. (Capital Goods)	182,929
320,879	Mount Gibson Iron Ltd. (Materials)*	484,221
55,696	Murchison Metals Ltd. (Materials)*	92,602
307,162	Panoramic Resources Ltd. (Materials)	684,895
909,701	PaperlinX Ltd. (Materials)*	492,842
258,264	Perseus Mining Ltd. (Materials)*	489,362
367,709	PMP Ltd. (Commercial & Professional Services)*	200,251

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
61,306	Premier Investments Ltd. (Retailing)	$353,634
504,296	Resolute Mining Ltd. (Materials)*	356,186
6,421	Riversdale Mining Ltd. (Energy)*	59,513
91,212	Salmat Ltd. (Commercial & Professional Services)	334,217
31,182	SMS Management & Technology Ltd. (Software & Services)	166,633
87,566	South Australian Coal Ltd. (Energy)*	8,057
1,546,483	Spark Infrastructure Group (Utilities)(a)	1,720,642
313,244	St Barbara Ltd. (Materials)*	85,490
94,901	STW Communications Group Ltd. (Media)	81,064
381,555	Sunland Group Ltd. (Real Estate)*	227,997
143,013	Ten Network Holdings Ltd. (Media)*	216,014
12,362	The Reject Shop Ltd. (Retailing)	176,706
42,011	Transfield Services Ltd. (Commercial & Professional Services)	122,452
27,984	United Group Ltd. (Capital Goods)	357,207

		21,336,555

Austria — 1.1%
13,418	A-TEC Industries AG (Capital Goods)*(b)	139,578
12,876	Flughafen Wien AG (Transportation)	743,633
66,952	Immofinanz AG (Real Estate)*	220,106
27,255	Oesterreichische Post AG (Transportation)(b)	728,351
2,286	Rosenbauer International AG (Capital Goods)	92,915
12,682	Strabag SE (Capital Goods)	291,334
28,562	Zumtobel AG (Capital Goods)	540,955

		2,756,872

Belgium — 1.5%
3,371	Ackermans & van Haaren NV (Diversified Financials)	230,680
96,628	Agfa-Gevaert NV (Health Care Equipment & Services)*	584,729
1,145	Bekaert SA (Capital Goods)	249,188
2,304	Cofinimmo SA (REIT)	292,513
20,272	Compagnie Maritime Belge SA (Transportation)(b)	588,220
7,107	Gimv NV (Diversified Financials)	349,771
8,632	Omega Pharma SA (Health Care Equipment & Services)	369,060
28,786	Recticel SA (Materials)	283,682
8,204	RHJ International SA (Diversified Financials)*	69,695
24,710	Tessenderlo Chemie NV (Materials)(b)	733,553

		3,751,091

Bermuda — 0.7%
39,822	Catlin Group Ltd. (Insurance)	240,228
19,141	Frontline Ltd. (Energy)	584,104
57,981	Golden Ocean Group Ltd. (Transportation)	86,454
85,604	Hiscox Ltd. (Insurance)	477,895
33,766	Lancashire Holdings Ltd. (Insurance)	284,185

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Bermuda — (continued)
41,875	Northern Offshore Ltd. (Energy)*	$80,554

		1,753,420

China — 0.0%
280,000	Li Heng Chemical Fibre Technologies Ltd. (Consumer Durables & Apparel)	44,425

Cyprus — 0.2%
57,428	Marfin Popular Bank Public Co. Ltd. (Banks)	135,603
47,480	ProSafe SE (Energy)	220,021
19,089	Songa Offshore SE (Energy)*	59,704

		415,328

Denmark — 2.1%
23,769	D/S Norden A/S (Transportation)	932,979
25,626	Danisco A/S (Food, Beverage & Tobacco)	1,947,997
12,138	FLSmidth & Co. A/S (Capital Goods)	864,130
12,020	GN Store Nord A/S (Health Care Equipment & Services)*	82,070
7,677	Schouw & Co. A/S (Capital Goods)	168,305
38,911	The East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	993,344
33,380	Torm A/S (Energy)*	267,781

		5,256,606

Finland — 1.9%
31,224	Alma Media Oyj (Media)	257,158
19,802	Amer Sports Oyj Class A (Consumer Durables & Apparel)	220,034
18,492	Cargotec Oyj Class B (Capital Goods)	663,745
92,224	Huhtamaki Oyj (Materials)	1,148,962
27,972	Kemira Oyj (Materials)	375,027
33,100	Konecranes Oyj (Capital Goods)	1,080,049
138,264	M-Real Oyj Class B (Materials)*	525,174
21,631	Raisio PLC Class V (Food, Beverage & Tobacco)	84,249
85,877	Sponda Oyj (Real Estate)	321,924
8,290	Tieto Oyj (Software & Services)	145,897

		4,822,219

France — 4.8%
42,545	Arkema SA (Materials)	1,856,161
49,402	Assystem (Commercial & Professional Services)	765,653
12,797	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	457,767
25,611	Cegid Group (Software & Services)	711,804
41,540	Club Mediterranee (Consumer Services)*	748,157
11,703	Groupe Steria SCA (Software & Services)(b)	317,387
348,883	Havas SA (Media)	1,689,478
8,112	Nexans SA (Capital Goods)(b)	549,941
13,994	Nexity (Consumer Durables & Apparel)(b)	468,878
1,799	Pierre & Vacances SA (Consumer Services)	119,004
19,369	Rallye SA (Food & Staples Retailing)	686,576
14,971	SEB SA (Consumer Durables & Apparel)	1,115,573

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
2,193	Societe de la Tour Eiffel (REIT)	$148,838
5,623	Sword Group (Software & Services)(b)	188,686
24,659	Valeo SA (Automobiles & Components)*	883,633
3,978	Wendel SA (Capital Goods)	224,760
17,282	Zodiac Aerospace (Capital Goods)	973,164

		11,905,460

Germany — 5.9%
39,363	Air Berlin PLC (Transportation)*(b)	184,527
20,502	Aixtron AG (Semiconductors & Semiconductor Equipment)(b)	613,520
7,857	Aurubis AG (Materials)	358,367
37,086	Bechtle AG (Software & Services)	1,070,039
3,801	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	158,505
3,858	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	143,285
6,581	Carl Zeiss Meditec AG (Health Care Equipment & Services)	101,715
2,810	Centrotherm Photovoltaics AG (Semiconductors & Semiconductor Equipment)*	113,945
12,636	Cewe Color Holding AG (Commercial & Professional Services)	404,154
13,507	Colonia Real Estate AG (Real Estate)*	74,935
10,024	comdirect bank AG (Banks)	91,942
3,596	Delticom AG (Retailing)	183,438
21,452	Deutsche Beteiligungs AG (Diversified Financials)	487,209
13,871	Deutz AG (Capital Goods)*	85,670
14,004	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	948,343
7,141	Duerr AG (Capital Goods)*	197,159
4,396	Fuchs Petrolub AG (Materials)	421,056
3,577	Fuchs Petrolub AG Preference Shares (Materials)	363,801
15,309	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)*	560,977
2,468	Gerry Weber International AG (Consumer Durables & Apparel)	78,873
3,973	Gesco AG (Capital Goods)	227,985
5,609	Gildemeister AG (Capital Goods)	78,004
7,616	Hamburger Hafen und Logistik AG (Transportation)(b)	278,855
21,807	Homag Group AG (Capital Goods)*	390,256
22,501	IVG Immobilien AG (Real Estate)*	156,447
26,010	Jungheinrich AG Preference Shares (Capital Goods)	758,520
37,572	Kizoo AG (Software & Services)(b)	379,994
657	KWS Saat AG (Food, Beverage & Tobacco)	103,168
16,985	Lanxess AG (Materials)	819,251
6,933	Leoni AG (Automobiles & Components)*	208,801
20,850	Loewe AG (Consumer Durables & Apparel)	176,338

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
23,920	Medion AG (Retailing)(b)	$289,239
13,118	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	269,508
19,490	MTU Aero Engines Holding AG (Capital Goods)	1,135,106
2,182	Phoenix Solar AG (Capital Goods)	95,009
75,899	Praktiker Bau- und Heimwerkermaerkte Holdings AG (Retailing)	603,391
5,749	R. Stahl AG (Capital Goods)(b)	184,261
2,756	Sixt AG (Transportation)	72,934
3,298	Sixt AG Preference Shares (Transportation)	68,390
8,535	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	277,324
23,148	Symrise AG (Materials)	577,040
29,416	Tognum AG (Capital Goods)	587,973
2,674	Vossloh AG (Capital Goods)	268,596
7,206	VTG AG (Transportation)	115,391

		14,763,241

Greece — 0.7%
68,685	Eurobank Properties Real Estate Investment Co. (REIT)	537,686
7,504	Fourlis Holdings SA (Retailing)	78,100
38,178	Hellenic Exchanges SA (Diversified Financials)	276,241
17,162	Hellenic Petroleum SA (Energy)	134,767
282,228	Marfin Investment Group SA (Diversified Financials)*	438,264
9,962	Motor Oil (Hellas) Corinth Refineries SA (Energy)	114,275
29,885	Sarantis SA (Household & Personal Products)	163,147

		1,742,480

Hong Kong — 2.9%
123,000	Brightoil Petroleum Holdings Ltd. (Energy)*	56,556
168,000	Century City International Holdings Ltd. (Consumer Services)	13,223
36,000	Chen Hsong Holdings Ltd. (Capital Goods)	13,732
3,044,000	China Ting Group Holdings Ltd. (Consumer Durables & Apparel)	510,039
198,720	Chow Sang Sang Holdings International Ltd. (Retailing)	393,323
60,000	City Telecom HK Ltd. (Telecommunication Services)	31,001
222,000	Dah Chong Hong Holdings Ltd. (Retailing)	156,861
20,157	Dah Sing Financial Holdings Ltd. (Banks)*	123,617
65,500	Dickson Concepts International Ltd. (Retailing)	49,700
806,000	First Pacific Co. Ltd. (Diversified Financials)	576,622
72,000	Fubon Bank (Hong Kong) Ltd. (Banks)	32,685
151,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	100,694

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
518,000	Giordano International Ltd. (Retailing)	$268,118
53,976	Great Eagle Holdings Ltd. (Real Estate)	140,619
918,000	G-Resources Group Ltd. (Software & Services)*	47,391
517,300	HKR International Ltd. (Real Estate)	220,815
400,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	92,134
485,500	Johnson Electric Holdings Ltd. (Capital Goods)	228,354
432,000	K. Wah International Holdings Ltd. (Real Estate)	160,099
2,538,000	Lai Sun Development Co. Ltd. (Real Estate)*	50,128
90,000	Luk Fook Holdings International Ltd. (Retailing)	153,481
244,000	Melco International Development Ltd. (Capital Goods)*	101,570
92,000	Midland Holdings Ltd. (Real Estate)	86,797
360,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	66,840
438,000	Next Media Ltd. (Media)*	62,750
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
171,000	Pacific Basin Shipping Ltd. (Transportation)	129,688
208,000	Pacific Century Premium Developments Ltd. (Real Estate)	37,737
638,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	366,552
1,204,000	Pico Far East Holdings Ltd. (Media)	213,120
989,000	Prosperity Real Estate Investment Trust (REIT)	187,239
158,000	Public Financial Holdings Ltd. (Diversified Financials)	90,770
124,000	Regal Hotels International Holdings Ltd. (Consumer Services)	48,257
117,000	Regal Real Estate Investment Trust (REIT)	29,393
1,240,000	Shun Tak Holdings Ltd. (Transportation)	705,314
476,000	Singamas Container Holdings Ltd. (Capital Goods)*	100,645
723,000	SJM Holdings Ltd. (Consumer Services)	637,240
67,500	SmarTone Telecommunications Holding Ltd. (Telecommunication Services)	70,001
591,000	Sunlight Real Estate Investment Trust (REIT)	159,883
100,000	Tian An China Investments Co. Ltd. (Real Estate)	65,278
518,223	Victory City International Holdings Ltd. (Consumer Durables & Apparel)	108,767
122,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	95,303
51,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	542,815

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
162,000	Win Hanverky Holdings Ltd. (Consumer Durables & Apparel)	$21,918

		7,347,069

Ireland — 0.9%
199,963	Beazley PLC (Insurance)	376,447
268,529	Fyffes PLC (Food & Staples Retailing)	125,976
90,236	Grafton Group PLC (Capital Goods)	339,536
90,871	Irish Life & Permanent Group Holdings PLC (Insurance)*	206,760
23,495	Kingspan Group PLC (Capital Goods)*	164,626
7,102	Paddy Power PLC (Consumer Services)	257,846
367,051	Total Produce PLC (Food & Staples Retailing)	172,196
197,899	United Drug PLC (Health Care Equipment & Services)	627,451

		2,270,838

Israel — 1.0%
33,669	Alony Hetz Properties & Investments Ltd. (Real Estate)	147,981
7,068	Alrov (Israel) Ltd. (Real Estate)*	182,439
41,104	Amot Investments Ltd. (Real Estate)	105,671
3,208	B Communications Ltd. (Telecommunication Services)*	72,446
18,117	Clal Industries and Investments Ltd. (Capital Goods)	110,874
5,801	Clal Insurance Enterprise Holdings Ltd. (Insurance)*	113,607
13,429	Delek Automotive Systems Ltd. (Retailing)	150,278
58	Delek Energy Systems Ltd. (Energy)*	17,187
3,247	F.I.B.I. Holdings Ltd. (Banks)*	68,050
14,486	Frutarom Industries Ltd. (Materials)	117,113
1,607	Harel Insurance Investments & Financial Services Ltd. (Insurance)	74,040
3,169	J.O.E.L Jerusalem Oil Exploration (Energy)*	50,916
16,512	Jerusalem Economy Ltd. (Real Estate)*	112,487
5,419	Koor Industries Ltd. (Capital Goods)	112,593
7,967	Matrix IT Ltd. (Software & Services)	41,890
5,907	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	98,773
8,239	NetVision Ltd. (Software & Services)	83,556
214,130	Oil Refineries Ltd. (Energy)	100,538
8,262	Osem Investments Ltd. (Food, Beverage & Tobacco)	125,990
1,022	Paz Oil Co. Ltd. (Energy)	143,814
36,993	Shufersal Ltd. (Food & Staples Retailing)	218,579
86,010	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	124,162
21,006	Union Bank of Israel Ltd. (Banks)*	89,587

		2,462,571

Shares	Description	Value
Common Stocks — (continued)
Italy — 2.5%
135,187	Arnoldo Mondadori Editore SpA (Media)*	$444,606
51,855	Autostrada Torino-Milano SpA (Transportation)	709,148
160,949	Banca Piccolo Credito Valtellinese Scarl (Banks)(b)	802,997
23,071	Banco di Desio e della Brianza SpA (Banks)	113,436
80,697	Benetton Group SpA (Consumer Durables & Apparel)	565,409
10,636	Brembo SpA (Automobiles & Components)	72,324
94,359	Cementir Holding SpA (Materials)	286,447
39,529	Danieli & C. Officine Meccaniche SpA (Capital Goods)(b)	762,683
71,512	Danieli & C. Officine Meccaniche SpA Preference Shares (Capital Goods)	773,579
45,120	De’Longhi SpA (Consumer Durables & Apparel)	219,701
52,880	Geox SpA (Consumer Durables & Apparel)(b)	296,135
92,426	IMMSI SpA (Automobiles & Components)	96,293
35,144	Indesit Co. SpA (Consumer Durables & Apparel)	417,185
5,285	Industria Macchine Automatiche SpA (Capital Goods)	95,071
37,562	Maire Tecnimont SpA (Capital Goods)	140,145
47,286	Parmalat SpA (Food, Beverage & Tobacco)	114,435
21,957	Safilo Group SpA (Consumer Durables & Apparel)*	238,613

		6,148,207

Japan — 25.8%
45,300	Adeka Corp. (Materials)	441,693
12,600	Aica Kogyo Co. Ltd. (Capital Goods)	143,880
91,600	Aichi Corp. (Capital Goods)	348,380
26,800	Aisan Industry Co. Ltd. (Automobiles & Components)	209,940
25,400	Aloka Co. Ltd. (Health Care Equipment & Services)	178,408
28,800	Alpen Co. Ltd. (Retailing)	456,660
20,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)*	243,760
47,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)*	429,494
13,000	Amano Corp. (Capital Goods)	106,313
4,400	AOKI Holdings, Inc. (Retailing)	65,690
39,600	Aoyama Trading Co. Ltd. (Retailing)	625,945
20,000	Arc Land Sakamoto Co. Ltd. (Retailing)	260,439
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	441,001
42,600	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	323,913
15,500	Arnest One Corp. (Consumer Durables & Apparel)	173,861

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,500	As One Corp. (Health Care Equipment & Services)	$46,413
30,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	479,939
6,500	Asahi Holdings, Inc. (Commercial & Professional Services)	134,481
493,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	610,234
12,400	Autobacs Seven Co. Ltd. (Retailing)	461,096
115,800	Belluna Co. Ltd. (Retailing)	555,144
53,000	Best Denki Co. Ltd. (Retailing)*	138,724
17,700	C. Uyemura & Co. Ltd. (Materials)	777,493
83,000	Calsonic Kansei Corp. (Automobiles & Components)*	250,016
10,200	Canon Electronics, Inc. (Technology Hardware & Equipment)	248,621
4,700	Cawachi Ltd. (Food & Staples Retailing)	86,985
35,000	Central Glass Co. Ltd. (Capital Goods)	134,940
29,200	Century Tokyo Leasing Corp. (Diversified Financials)	349,841
9,200	Chiyoda Integre Co. Ltd. (Capital Goods)	109,679
45,000	Chugai Ro Co. Ltd. (Capital Goods)	116,481
13,000	Chugoku Marine Paints Ltd. (Materials)	92,560
23,500	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	314,204
13,400	CKD Corp. (Capital Goods)	88,520
35,000	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	456,634
367	CyberAgent, Inc. (Media)	539,909
51,000	Daifuku Co. Ltd. (Capital Goods)	297,637
81,600	Daiichikosho Co. Ltd. (Media)	1,207,205
277,000	Daikyo, Inc. (Real Estate)*	461,861
59,000	Dainippon Screen Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)*	298,315
98,000	Daiwa Industries Ltd. (Capital Goods)	474,531
17,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	80,630
92	Digital Garage, Inc. (Software & Services)*	135,176
7,900	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	103,129
35	Dr Ci:Labo Co. Ltd. (Household & Personal Products)	106,772
37,900	DTS Corp. (Software & Services)	451,012
42,000	Ebara Corp. (Capital Goods)*	159,628
21,300	EDION Corp. (Retailing)	162,802
6,500	Eizo Nanao Corp. (Technology Hardware & Equipment)	145,087
14,200	Fancl Corp. (Household & Personal Products)	212,905
93	Fields Corp. (Consumer Durables & Apparel)	112,858
4,200	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	113,350
1,000	FP Corp. (Materials)	53,150

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
21	Frontier Real Estate Investment Corp. (REIT)	$151,741
43,500	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	674,839
121,000	Fujikura Ltd. (Capital Goods)	568,928
4,700	FUJISOFT, Inc. (Software & Services)	76,665
18,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	99,466
10	Fukuoka REIT Corp. (REIT)	63,165
35,000	Fukuyama Transporting Co. Ltd. (Transportation)	168,279
53,000	Furukawa-Sky Aluminum Corp. (Materials)	142,913
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	125,736
4,200	Futaba Corp. (Capital Goods)	75,798
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	405,698
69	Global One Real Estate Investment Corp. (REIT)	516,058
36,100	Glory Ltd. (Capital Goods)	840,439
56,000	Gunze Ltd. (Consumer Durables & Apparel)	174,030
53,000	H2O Retailing Corp. (Retailing)	328,910
45,200	Hakuto Co. Ltd. (Technology Hardware & Equipment)	419,942
7,500	Heiwa Corp. (Consumer Durables & Apparel)	83,556
68,000	Hitachi Cable Ltd. (Capital Goods)	186,234
26,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	209,763
85,000	Hitachi Transport System Ltd. (Transportation)	1,229,016
31,770	Honeys Co. Ltd. (Retailing)(b)	532,586
32,700	Hosiden Corp. (Technology Hardware & Equipment)	349,244
42,000	IBJ Leasing Co. Ltd. (Diversified Financials)	788,721
26,200	Iida Home Max Co. Ltd. (Real Estate)	223,780
62,700	Inabata & Co. Ltd. (Capital Goods)	291,652
48,500	Ines Corp. (Software & Services)	314,314
11,500	Inui Steamship Co. Ltd. (Transportation)	73,804
166,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	124,683
11,600	IT Holdings Corp. (Software & Services)	138,161
9,900	Itochu Enex Co. Ltd. (Energy)	49,581
23,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	239,340
2,200	Japan Drilling Co. Ltd. (Energy)	63,826
80	Japan Excellent, Inc. (REIT)	391,945
20,400	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	209,873
3,650	Kappa Create Co. Ltd. (Consumer Services)	75,125
41,200	Kasumi Co. Ltd. (Food & Staples Retailing)	217,682
26,000	Kitz Corp. (Capital Goods)	130,134
637,000	Kiyo Holdings, Inc. (Banks)	848,229

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
19,000	Koa Corp. (Technology Hardware & Equipment)	$209,092
21,100	Kojima Co. Ltd. (Retailing)(b)	123,957
76,300	Komori Corp. (Capital Goods)	787,739
6,400	Kura Corp. (Consumer Services)	103,572
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	201,219
63,000	Kureha Corp. (Materials)	316,518
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	122,869
71,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	991,663
10,000	Makino Milling Machine Co. Ltd. (Capital Goods)*	60,190
15,600	Mandom Corp. (Household & Personal Products)	432,820
40,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	117,791
63,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	206,232
6,600	Matsuya Foods Co. Ltd. (Consumer Services)	95,489
5,000	Melco Holdings, Inc. (Technology Hardware & Equipment)	169,977
26,000	Mercian Corp. (Food, Beverage & Tobacco)	46,423
169	MID REIT, Inc. (REIT)	348,754
22,700	Ministop Co. Ltd. (Food & Staples Retailing)	314,046
7,800	Miraca Holdings, Inc. (Health Care Equipment & Services)	231,232
135,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	302,567
18,100	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	264,499
260,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	544,664
20,900	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)*	145,746
166,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	577,505
18,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	180,894
6,700	Mori Seiki Co. Ltd. (Capital Goods)	65,660
21	Mori Trust Sogo REIT, Inc. (REIT)	165,267
8,540	Nafco Co. Ltd. (Retailing)	144,552
17,000	Nagase & Co. Ltd. (Capital Goods)	186,363
1,800	Nakanishi, Inc. (Health Care Equipment & Services)	175,219
102,000	Nakayama Steel Works Ltd. (Materials)*	149,624
99,800	Namura Shipbuilding Co. Ltd. (Capital Goods)	562,595
22,100	NEC Fielding Ltd. (Software & Services)	254,073
255	Net One Systems Co. Ltd. (Software & Services)	312,433

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
20,000	Nichirei Corp. (Food, Beverage & Tobacco)	$86,112
18,600	Nihon Kohden Corp. (Health Care Equipment & Services)	343,728
4,000	Nihon Parkerizing Co. Ltd. (Materials)	51,395
201,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	451,298
43,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	213,569
226	Nippon Commercial Investment Corp. (REIT)(b)	247,814
44,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	228,838
40,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	474,819
87,000	Nippon Light Metal Co. Ltd. (Materials)*	128,017
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	230,309
63,400	Nippon Signal Co. Ltd. (Capital Goods)	474,904
159,000	Nippon Soda Co. Ltd. (Materials)	564,304
82,000	Nippon Valqua Industries Ltd. (Materials)	197,612
145,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	178,580
19,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	134,530
27,000	Nissin Corp. (Transportation)	61,386
16,700	Nitto Kogyo Corp. (Capital Goods)	149,772
21,700	Noevir Co. Ltd. (Household & Personal Products)	252,428
91,000	NOF Corp. (Materials)	374,548
8,000	Nohmi Bosai Ltd. (Technology Hardware & Equipment)	45,914
4,700	Noritz Corp. (Capital Goods)	85,472
2,900	NS Solutions Corp. (Software & Services)	53,730
5,000	Obara Corp. (Capital Goods)	54,117
11,400	Oiles Corp. (Capital Goods)	187,703
89,000	Okuma Corp. (Capital Goods)*	535,303
18,000	Okuwa Co. Ltd. (Food & Staples Retailing)	169,565
145	Orix JREIT, Inc. (REIT)	710,897
13,500	Osaka Steel Co. Ltd. (Materials)	208,937
36,000	Pacific Metals Co. Ltd. (Materials)	257,955
15,800	Parco Co. Ltd. (Retailing)	114,891
15,600	Park24 Co. Ltd. (Commercial & Professional Services)	166,978
41	Premier Investment Corp. (REIT)	157,741
19,800	Ricoh Leasing Co. Ltd. (Diversified Financials)	476,832
38,500	Right On Co. Ltd. (Retailing)	230,277
13,400	Riso Kagaku Corp. (Technology Hardware & Equipment)	127,050
84,000	Ryobi Ltd. (Capital Goods)*	275,216
6,700	Ryohin Keikaku Co. Ltd. (Retailing)	247,274
7,700	Saizeriya Co. Ltd. (Consumer Services)	144,761

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
99,000	Sakai Chemical Industry Co. Ltd. (Materials)	$398,404
120,000	San-Ai Oil Co. Ltd. (Energy)	464,848
151,000	Sanden Corp. (Automobiles & Components)	494,390
168,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)*	658,216
36,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	306,034
10,000	Sanyo Chemical Industries Ltd. (Materials)	69,386
49,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods)	97,386
90,000	Seika Corp. (Capital Goods)	199,999
5,900	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	59,421
84,000	Seino Holdings Corp. (Transportation)	563,391
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	89,936
22,000	Sekisui Jushi Corp. (Capital Goods)	213,643
22,000	Sekisui Plastics Co. Ltd. (Materials)	115,417
52,000	Senko Co. Ltd. (Transportation)	163,274
128,000	Shikibo Ltd. (Consumer Durables & Apparel)	155,364
3,300	Shima Seiki Manufacturing Ltd. (Capital Goods)	72,666
9,600	Shimachu Co. Ltd. (Retailing)	174,820
23,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)*	87,712
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	453,543
81,000	Shinmaywa Industries Ltd. (Capital Goods)	298,889
80,000	Shinsho Corp. (Capital Goods)	167,255
182	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	122,132
17,000	Shizuoka Gas Co. Ltd. (Utilities)	114,184
22,300	Showa Corp. (Automobiles & Components)*	123,677
35,700	Sintokogio Ltd. (Capital Goods)	270,049
2,193	SKY Perfect JSAT Holdings, Inc. (Media)	774,851
15,000	SMK Corp. (Technology Hardware & Equipment)	72,983
166	SRI Sports Ltd. (Consumer Durables & Apparel)	169,048
40,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	159,252
29,600	Tachi-S Co. Ltd. (Automobiles & Components)	303,683
64,000	Taihei Kogyo Co. Ltd. (Capital Goods)	233,910
39,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	498,702
34,000	Takaoka Electric Manufacturing Co. Ltd. (Capital Goods)	120,103

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
11,000	Takasago International Corp. (Materials)	$50,286
7,000	Takasago Thermal Engineering Co. Ltd. (Capital Goods)	60,180
4,200	Takata Corp. (Automobiles & Components)	82,689
27,000	Takiron Co. Ltd. (Materials)	82,346
10,100	Tamron Co. Ltd. (Consumer Durables & Apparel)	168,744
176,000	The Bank of Nagoya Ltd. (Banks)	613,561
20,400	The Bank of Okinawa Ltd. (Banks)	656,960
16,200	The Chiba Kogyo Bank Ltd. (Banks)*	108,702
27,100	The Daiei, Inc. (Retailing)*(b)	129,706
132,000	The Fuji Fire & Marine Insurance Co. Ltd. (Insurance)*	179,629
122,000	The Keiyo Bank Ltd. (Banks)	610,202
12,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	72,760
13,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	65,011
2,300	The Okinawa Electric Power Co., Inc. (Utilities)	117,740
53,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	253,953
17,000	The Tochigi Bank Ltd. (Banks)	70,000
190,000	The Toho Bank Ltd. (Banks)	557,615
21,300	The Tokyo Tomin Bank Ltd. (Banks)	233,373
2,500	The Yachiyo Bank Ltd. (Banks)	48,308
12,000	The Yamanashi Chuo Bank Ltd. (Banks)	48,338
15,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	80,081
9,900	TKC Corp. (Software & Services)	169,226
188,000	Toa Corp. (Capital Goods)	191,141
102,000	Toagosei Co. Ltd. (Materials)	451,774
37,000	Toho Zinc Co. Ltd. (Materials)	134,531
12,100	Tokai Rika Co. Ltd. (Automobiles & Components)	204,830
6,000	Tokai Rubber Industries, Inc. (Automobiles & Components)	71,101
122,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	442,533
3,570	Token Corp. (Consumer Durables & Apparel)	103,370
30,000	Toko, Inc. (Technology Hardware & Equipment)*	51,103
21,400	Tokyo Ohka Kogyo Co. Ltd. (Materials)	366,617
7,300	Tokyu Livable, Inc. (Real Estate)	72,664
17	Tokyu REIT, Inc. (REIT)	93,906
9,400	Tomy Co. Ltd. (Consumer Durables & Apparel)	74,825
13,400	Topcon Corp. (Technology Hardware & Equipment)	65,407
26,900	Toppan Forms Co. Ltd. (Commercial & Professional Services)	258,526
36,300	Topre Corp. (Automobiles & Components)	260,099
71	Toridoll Corp. (Consumer Services)	129,813

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
35,300	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$579,432
203,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	736,915
7,500	Touei Housing Corp. (Consumer Durables & Apparel)	78,862
62,000	Toyo Ink Manufacturing Co. Ltd. (Materials)	239,812
74,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	171,391
63,000	Tsubakimoto Chain Co. (Capital Goods)	263,274
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	103,087
219	TV Asahi Corp. (Media)	310,292
6,100	Union Tool Co. (Capital Goods)	152,709
23,000	Unipres Corp. (Automobiles & Components)(b)	384,540
30	United Urban Investment Corp. (REIT)	199,733
24,030	Usen Corp. (Media)*	16,682
10,800	Yamatake Corp. (Technology Hardware & Equipment)	275,236
33,000	Yodogawa Steel Works Ltd. (Materials)	138,475
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	336,915
21,000	Zeon Corp. (Materials)	151,039

		64,463,627

Liechtenstein — 0.2%
5,334	Liechtenstein Landesbank AG (Banks)	359,713

Luxembourg — 0.1%
289,224	Regus PLC (Commercial & Professional Services)	340,173

Netherlands — 2.4%
4,069	Aalberts Industries NV (Capital Goods)	60,713
10,116	Accell Group NV (Consumer Durables & Apparel)	455,147
29,521	Beter Bed Holding NV (Retailing)	657,836
15,482	CSM NV (Food, Beverage & Tobacco)	449,191
2,835	Macintosh Retail Group NV (Retailing)	55,425
61,180	Mediq NV (Health Care Equipment & Services)	1,130,290
9,714	Nieuwe Steen Investments Funds NV (REIT)	178,363
18,769	Nutreco NV (Food, Beverage & Tobacco)	1,134,238
29,080	Oce NV (Technology Hardware & Equipment)*(b)	230,387
6,279	Ten Cate NV (Consumer Durables & Apparel)	167,707
38,837	TomTom NV (Consumer Durables & Apparel)*	233,927
30,920	VastNed Offices/Industrial NV (REIT)	442,014
8,581	Wereldhave NV (REIT)	706,702

		5,901,940

New Zealand — 0.3%
218,408	Air New Zealand Ltd. (Transportation)	176,234

Shares	Description	Value
Common Stocks — (continued)
New Zealand — (continued)
219,503	Goodman Property Trust (REIT)	$146,694
12,173	Mainfreight Ltd. (Transportation)	58,735
303,541	New Zealand Oil & Gas Ltd. (Energy)	272,980
93,749	Nuplex Industries Ltd. (Materials)	201,035

		855,678

Norway — 1.0%
295,320	ABG Sundal Collier Holding ASA (Diversified Financials)	316,728
15,697	Aker Solutions ASA (Energy)	203,152
14,828	Austevoll Seafood ASA (Food, Beverage & Tobacco)	91,835
53,325	Cermaq ASA (Food, Beverage & Tobacco)*	488,260
362,520	Kongsberg Automotive ASA (Automobiles & Components)*	234,643
16,400	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	336,900
571,720	Marine Harvest ASA (Food, Beverage & Tobacco)	429,723
261,000	Norske Skogindustrier ASA (Materials)*(b)	319,111
20,684	Veidekke ASA (Capital Goods)	136,521

		2,556,873

Portugal — 0.2%
134,733	Banco BPI SA (Registered) (Banks)	298,552
54,549	BANIF SGPS SA (Registered) (Banks)	61,857
120,268	Sonae Capital SGPS SA (Capital Goods)*	78,555

		438,964

Singapore — 2.5%
363,000	Allgreen Properties Ltd. (Real Estate)	313,084
242,000	Ascott Residence Trust (REIT)	210,488
90,000	Banyan Tree Holdings Ltd. (Consumer Services)*	57,578
222,000	CapitaCommercial Trust (REIT)	215,944
281,000	CDL Hospitality Trusts (REIT)	414,030
53,000	CH Offshore Ltd. (Energy)	21,485
42,000	Chemoil Energy Ltd. (Energy)*	13,665
145,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	154,914
193,000	China XLX Fertiliser Ltd. (Materials)	74,623
315,000	CWT Ltd. (Transportation)	214,608
53,000	Ezra Holdings Ltd. (Energy)	78,227
529,400	Fortune Real Estate Investment Trust (REIT)	249,295
1,284,000	Frasers Commercial Trust (REIT)	141,658
368,000	Hi-P International Ltd. (Capital Goods)	196,352
223,000	Ho Bee Investment Ltd. (Real Estate)	271,332
54,000	Hong Leong Asia Ltd. (Capital Goods)	142,167
19,000	Hotel Properties Ltd. (Consumer Services)	39,856
57,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	97,598
149,000	Jaya Holdings Ltd. (Capital Goods)*	71,949

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
120,000	KS Energy Services Ltd. (Capital Goods)*	$95,371
213,000	Lippo-Mapletree Indonesia Retail Trust (REIT)	76,085
75,000	M1 Ltd. (Telecommunication Services)	117,175
402,000	Mapletree Logistics Trust (REIT)	260,386
540,000	Metro Holdings Ltd. (Retailing)	312,293
42,000	OSIM International Ltd. (Retailing)	32,853
106,000	Parkway Holdings Ltd. (Health Care Equipment & Services)	307,298
36,000	Parkway Life Real Estate Investment Trust (REIT)	39,494
46,000	Raffles Medical Group Ltd. (Health Care Equipment & Services)	66,347
195,000	Singapore Airport Terminal Services Ltd. (Transportation)	419,501
22,000	Singapore Land Ltd. (Real Estate)	107,913
342,000	Singapore Post Ltd. (Transportation)	286,604
82,000	Sound Global Ltd. (Utilities)*	50,222
97,000	Stamford Land Corp. Ltd. (Consumer Services)	37,536
188,000	Suntec Real Estate Investment Trust (REIT)	197,947
359,000	Swiber Holdings Ltd. (Energy)*	272,753
202,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	225,304
42,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	282,920
12,000	Wheelock Properties Singapore Ltd. (Real Estate)	16,693
14,000	Wing Tai Holdings Ltd. (Real Estate)	18,574

		6,202,122

South Africa — 0.0%
23,153	Aquarius Platinum Ltd. (Materials)	99,578

Spain — 1.2%
11,809	Baron de Ley SA (Food, Beverage & Tobacco)*	548,922
27,630	Corp. Financiera Alba SA (Diversified Financials)	1,136,947
35,897	NH Hoteles SA (Consumer Services)*(b)	145,359
68,071	Promotora de Informaciones SA (Media)*(b)	194,219
43,133	Sol Melia SA (Consumer Services)	360,020
7,896	Tecnicas Reunidas SA (Energy)	408,595
12,314	Vueling Airlines SA (Transportation)*	155,868

		2,949,930

Sweden — 4.2%
5,211	AarhusKarlshamn AB (Food, Beverage & Tobacco)	110,163
44,906	Betsson AB (Consumer Services)*	577,530
13,056	Cardo AB (Capital Goods)	381,807
30,835	Castellum AB (Real Estate)	319,151
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
55,270	East Capital Explorer AB (Diversified Financials)*	587,045
116,644	Fabege AB (Real Estate)	815,459

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
35,100	Haldex AB (Capital Goods)*	$389,333
56,820	Hexpol AB (Capital Goods)	725,175
55,357	Industrial & Financial Systems AB Class B (Software & Services)	636,406
47,762	Kinnevik Investment AB Class B (Diversified Financials)	896,630
42,043	Klovern AB (Real Estate)	155,481
199,720	Kungsleden AB (Real Estate)	1,418,696
9,964	Loomis AB Class B (Commercial & Professional Services)	107,487
48,776	NCC AB Class B (Capital Goods)	863,258
60,076	New Wave Group AB Class B (Consumer Durables & Apparel)	282,039
13,385	Peab AB (Capital Goods)	81,730
93,737	RNB Retail and Brands AB (Retailing)*(b)	86,878
116,609	Saab AB Class B (Capital Goods)	1,515,799
22,259	Trelleborg AB Class B (Capital Goods)	162,235
22,214	Wallenstam AB Class B (Real Estate)	429,498

		10,541,800

Switzerland — 4.6%
6,170	Advanced Digital Broadcast Holdings SA (Registered) (Consumer Durables & Apparel)	172,360
1,320	Burckhardt Compression Holding AG (Capital Goods)	253,652
5,099	Charles Voegele Holding AG (Retailing)*	211,200
140,231	Clariant AG (Registered) (Materials)*	1,859,291
7,521	Coltene Holding AG (Registered) (Health Care Equipment & Services)	418,721
5,792	Compagnie Financiere Tradition SA (Diversified Financials)	586,039
254	Georg Fischer AG (Registered) (Capital Goods)*	100,308
533	Gurit Holding AG (Materials)	271,586
5,610	Helvetia Holding AG (Registered) (Insurance)	1,739,014
3,965	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	533,302
177,057	Informa PLC (Media)	1,090,496
10,035	Kardex AG (Registered) (Capital Goods)*	279,365
6,010	Panalpina Welttransport Holding AG (Registered) (Transportation)*	542,269
30,592	Petroplus Holdings AG (Energy)*	474,470
575	PubliGroupe AG (Registered) (Media)*	58,935
10,185	Sulzer AG (Registered) (Capital Goods)	1,056,643
291,912	Swisslog Holding AG (Registered) (Capital Goods)	212,972
14,986	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	941,993
2,396	Valora Holding AG (Registered) (Retailing)	606,128

		11,408,744

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 20.4%
25,393	Acergy SA (Energy)	$415,177
132,440	Ashmore Group PLC (Diversified Financials)	587,050
129,219	Ashtead Group PLC (Capital Goods)	196,503
271,621	Barratt Developments PLC (Consumer Durables & Apparel)*	410,338
40,798	BBA Aviation PLC (Transportation)	125,575
109,421	Big Yellow Group PLC (REIT)	532,470
219,146	Bodycote PLC (Capital Goods)	815,030
133,347	Brit Insurance Holdings NV (Insurance)	2,089,108
111,867	Cape PLC (Commercial & Professional Services)*	466,102
93,785	Charter International PLC (Capital Goods)	1,062,252
149,627	Computacenter PLC (Software & Services)	644,357
78,817	Connaught PLC (Commercial & Professional Services)	44,135
283,852	Cookson Group PLC (Capital Goods)*	1,978,297
50,173	CSR PLC (Semiconductors & Semiconductor Equipment)*	269,125
153,073	Dairy Crest Group PLC (Food, Beverage & Tobacco)	926,903
184,072	Davis Service Group PLC (Commercial & Professional Services)	1,079,614
17,269	Derwent London PLC (REIT)	363,086
268,138	Devro PLC (Food, Beverage & Tobacco)	883,572
15,223	Diploma PLC (Technology Hardware & Equipment)	62,095
457,928	Domino’s Pizza UK & IRL PLC (Consumer Services)	2,940,391
17,660	Drax Group PLC (Utilities)	106,303
773,914	DS Smith PLC (Materials)	1,739,197
1,574,454	DSG International PLC (Retailing)*	662,281
16,961	Dunelm Group PLC (Retailing)	106,555
86,791	Electrocomponents PLC (Technology Hardware & Equipment)	306,344
529,471	Elementis PLC (Materials)	644,131
86,093	EnQuest PLC (Energy)*	158,059
271,890	Enterprise Inns PLC (Consumer Services)*	437,706
787,926	F&C Asset Management PLC (Diversified Financials)	625,013
410,685	Filtrona PLC (Materials)	1,543,363
368,815	GKN PLC (Automobiles & Components)*	781,612
34,825	Go — Ahead Group PLC (Transportation)	610,321
119,867	Halfords Group PLC (Retailing)	904,551
216,032	Hampson Industries PLC (Capital Goods)	208,529
108,500	Hamworthy PLC (Capital Goods)	571,506
198,628	Hays PLC (Commercial & Professional Services)	281,216
25,636	Healthcare Locums PLC (Health Care Equipment & Services)	64,286
219,022	Hogg Robinson Group PLC (Commercial & Professional Services)	104,678

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
110,874	Hunting PLC (Energy)	$904,612
65,082	IMI PLC (Capital Goods)	728,558
143,324	Inchcape PLC (Retailing)*	671,491
282,116	International Personal Finance PLC (Diversified Financials)	1,074,182
142,305	Interserve PLC (Capital Goods)	442,455
81,557	ITE Group PLC (Commercial & Professional Services)	189,875
225,998	John Wood Group PLC (Energy)	1,267,813
1,358,889	Johnston Press PLC (Media)*	427,712
88,402	Kcom Group PLC (Telecommunication Services)	67,745
462,907	Laird PLC (Technology Hardware & Equipment)	892,098
977,309	Logica PLC (Software & Services)	1,661,934
236,798	Melrose PLC (Capital Goods)	867,968
26,109	Michael Page International PLC (Commercial & Professional Services)	158,810
190,562	Mondi PLC (Materials)	1,346,787
26,919	Morgan Crucible Co. PLC (Capital Goods)	90,774
50,301	Mouchel Group PLC (Commercial & Professional Services)	98,459
119,299	National Express Group PLC (Transportation)*	437,156
127,415	Pennon Group PLC (Utilities)	1,178,636
5,745	Petropavlovsk PLC (Materials)	90,965
160,229	Premier Farnell PLC (Technology Hardware & Equipment)	601,058
791,283	QinetiQ Group PLC (Capital Goods)	1,531,384
7,060	Renishaw PLC (Technology Hardware & Equipment)	92,045
132,973	Restaurant Group PLC (Consumer Services)	478,321
36,138	Rightmove PLC (Media)	370,453
90,262	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	713,838
40,396	Segro PLC (REIT)	177,320
193,440	Senior PLC (Capital Goods)	386,781
106,763	Spectris PLC (Technology Hardware & Equipment)	1,515,605
260,048	Stagecoach Group PLC (Transportation)	686,660
157,910	Sthree PLC (Commercial & Professional Services)	648,212
12,312	Stolt-Nielsen SA (Transportation)	189,796
52,753	Subsea 7, Inc. (Energy)*(b)	897,463
182,861	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,289,219
285,547	The Paragon Group of Companies PLC (Banks)	614,337
15,987	The Weir Group PLC (Capital Goods)	294,564
50,876	Thomas Cook Group PLC (Consumer Services)	145,191
24,977	Travis Perkins PLC (Capital Goods)*	330,311
56,264	Trinity Mirror PLC (Media)*	93,979
379,175	TT electronics PLC (Technology Hardware & Equipment)*	632,602

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
20,540	Umeco PLC (Capital Goods)	$126,556
86,370	WSP Group PLC (Commercial & Professional Services)	472,843
947,583	Yell Group PLC (Media)*	358,444

		50,991,843

TOTAL COMMON STOCKS		$243,887,367

Investment Company — 0.1%
Australia — 0.1%
94,514	Challenger Infrastructure Fund Class A	$115,561

Expiration
Units	Description	Month	Value
Warrant* — 0.0%
France — 0.0%
13,992	Mersen SA (Capital Goods)	11/12	$—

Shares	Rate	Value
Short-term Investment(c) — 1.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,294,045	0.112%	$4,294,045

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$248,296,973

Securities Lending Reinvestment Vehicle(c)(d) — 3.0%
Boston Global Investment Trust — Enhanced Portfolio II
7,499,115	1.001%	$7,499,115

TOTAL INVESTMENTS — 102.5%		$255,796,088

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(6,154,382)

NET ASSETS — 100.0%		$249,641,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,720,642, which represents approximately 0.7% of net assets as of July 31, 2010.

(b) All or a portion of security is on loan.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(d) Represents an affiliated issuer.

Investment Abbreviations:
IRL	— Ireland
REIT	— Real Estate Investment Trust
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	65	September 2010	$2,325,145	$99,333
FTSE 100 Index	14	September 2010	1,152,227	48,498
MSCI Singapore Index	2	August 2010	103,398	372
SPI 200 Index	5	September 2010	504,709	15,275
TSE TOPIX Index	14	September 2010	1,372,533	(3,336)

TOTAL				$160,142

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$238,381,352

Gross unrealized gain	28,798,564
Gross unrealized loss	(11,383,828)

Net unrealized security gain	$17,414,736

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of July 31, 2010:
Structured Emerging Markets Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$106,563,822	$314,091,812	(a)	$—
Short-term Investment	30,933	—		—
Securities Lending Reinvestment Vehicle	—	2,203,876		—

Total	$106,594,755	$316,295,688		$—

Structured International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$57,005,547	$2,015,803,707	(a)	$—
Short-term Investment	34,592,717	—		—
Securities Lending Reinvestment Vehicle	—	50,529,204		—
Derivatives	801,070	—		—

Total	$92,399,334	$2,066,332,911		$—

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Structured International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$244,002,928	(a)	$—
Short-term Investment	4,294,045	—		—
Securities Lending Reinvestment Vehicle	—	7,499,115		—
Derivatives	163,478	—		—

Total	$4,457,523	$251,502,043		$—

Liabilities
Derivatives	$(3,336)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of July 31, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Structured International Equity	Equity	$801,070	$—

Structured International Small Cap	Equity	163,478	(3,336)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhance Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both, the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2010

* Print the name and title of each signing officer under his or her signature.